Segment Information (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk
Net sales	$ 6,670,414,000	$ 6,189,133,000	$ 5,746,902,000
Total sales | Geographic concentration | South Africa
Concentration Risk
Net sales	561,236,000	563,088,000	622,354,000
Percentage of revenues	8.00%	9.00%	11.00%
Accounts Receivable | Geographic concentration | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 340,748,000	$ 296,990,000